Income Taxes (Narrative) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 April 1, 2012 To March 31, 2015 [Member]	Mar. 31, 2012 April 1, 2015 And Thereafter [Member]
Income Taxes [Line Items]
Corporate tax rate	30.00%	30.00%
Corporate inhabitant tax plus enterprise tax	10.90%	10.90%
Statutory income tax rate	40.90%	40.90%	40.90%	40.90%
Aggregate statutory income tax rate					38.00%	35.60%
Net change in the total valuation allowance	$ (23,665)	¥ (1,945,000)	¥ 10,996,000	¥ (4,448,000)
Operating loss carryforwards	$ 579,633	¥ 47,640,000